Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Profit for the year	R$ 973,318	R$ 3,367,517	R$ 2,835,068
Other comprehensive income (loss)	511,169	(363,076)	(10,994)
Items which will not be subsequently reclassified to the income statement:
Actuarial gains and (losses) on defined benefit Plans, net of income tax	511,152	(363,059)	(10,994)
Other	17	(17)	0
Total comprehensive income for the year	R$ 1,484,487	R$ 3,004,441	R$ 2,824,074